INCOME TAX - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
U.S. federal net operating loss carryovers	$ 123,000,000
Change in valuation allowance	3,200,000	$ 3,200,000
CONCORD ACQUISITION CORP III
INCOME TAX
U.S. federal net operating loss carryovers	0	0
Change in valuation allowance	$ 980,208	$ 172,282